Quarterly Holdings Report
for
Fidelity® Global Commodity Stock Fund
January 31, 2023
GCS-NPRT1-0423
1.879386.113
Common Stocks - 96.4%
	Shares	Value ($)
Chemicals - 12.6%
Fertilizers & Agricultural Chemicals - 12.6%
CF Industries Holdings, Inc.	183,360	15,530,592
Corteva, Inc.	1,620,500	104,441,225
FMC Corp.	307,500	40,937,475
Icl Group Ltd.	625,000	4,925,181
Nutrien Ltd.	1,099,583	91,021,060
		256,855,533
Containers & Packaging - 0.6%
Metal & Glass Containers - 0.6%
Crown Holdings, Inc.	139,100	12,263,056
Electrical Equipment - 0.6%
Electrical Components & Equipment - 0.6%
GrafTech International Ltd.	1,896,181	12,401,024
Food Products - 6.8%
Agricultural Products - 6.8%
Archer Daniels Midland Co.	911,500	75,517,775
Bunge Ltd.	417,200	41,344,520
Darling Ingredients, Inc. (a)	152,600	10,115,854
Wilmar International Ltd.	3,545,700	11,023,664
		138,001,813
Metals & Mining - 36.6%
Aluminum - 0.9%
Alcoa Corp.	249,100	13,012,984
Alumina Ltd.	5,348,841	5,950,367
		18,963,351
Copper - 6.8%
First Quantum Minerals Ltd.	1,975,771	45,839,729
Freeport-McMoRan, Inc.	2,083,200	92,952,384
		138,792,113
Diversified Metals & Mining - 15.1%
Anglo American PLC (United Kingdom)	1,107,947	47,786,209
BHP Group Ltd. (London)	994,300	34,641,751
Glencore PLC	13,540,500	90,679,211
IGO Ltd.	1,466,560	15,245,306
Ivanhoe Mines Ltd. (a)	724,500	6,806,396
Rio Tinto PLC	870,930	68,194,920
Teck Resources Ltd. Class B (sub. vtg.)	1,013,700	43,852,972
		307,206,765
Gold - 7.5%
Agnico Eagle Mines Ltd. (Canada)	591,117	33,382,084
Alamos Gold, Inc.	373,900	4,125,250
Barrick Gold Corp. (Canada)	2,022,647	39,554,526
Franco-Nevada Corp.	60,871	8,928,784
Newcrest Mining Ltd.	665,742	10,578,050
Newmont Corp.	573,800	30,371,234
Wheaton Precious Metals Corp.	536,500	24,531,705
		151,471,633
Precious Metals & Minerals - 0.3%
Anglo American Platinum Ltd. ADR (b)	146,700	1,826,415
Impala Platinum Holdings Ltd.	372,900	4,315,139
		6,141,554
Steel - 6.0%
ArcelorMittal SA (Netherlands)	203,700	6,280,392
Champion Iron Ltd. (b)	4,963,000	25,513,449
Commercial Metals Co.	227,200	12,330,144
Nucor Corp.	150,192	25,385,452
Tata Steel Ltd.	2,677,300	3,951,350
Vale SA	2,590,900	48,237,094
		121,697,881
TOTAL METALS & MINING		744,273,297
Oil, Gas & Consumable Fuels - 33.9%
Integrated Oil & Gas - 23.4%
Cenovus Energy, Inc. (Canada)	4,537,600	90,646,280
Chevron Corp.	243,300	42,339,066
Equinor ASA	1,795,200	54,711,707
Exxon Mobil Corp.	1,734,500	201,219,341
Occidental Petroleum Corp.	556,800	36,075,072
TotalEnergies SE	822,800	50,866,149
		475,857,615
Oil & Gas Exploration & Production - 10.5%
Antero Resources Corp. (a)	1,188,012	34,262,266
Canadian Natural Resources Ltd.	1,195,500	73,380,546
Diamondback Energy, Inc.	297,000	43,397,640
Hess Corp.	138,500	20,797,160
Ovintiv, Inc.	861,500	42,411,645
		214,249,257
TOTAL OIL, GAS & CONSUMABLE FUELS		690,106,872
Paper & Forest Products - 5.1%
Forest Products - 1.3%
Svenska Cellulosa AB SCA (B Shares)	383,200	5,302,272
West Fraser Timber Co. Ltd.	245,300	21,328,591
		26,630,863
Paper Products - 3.8%
Mondi PLC	1,103,073	20,711,636
Nine Dragons Paper (Holdings) Ltd.	4,257,000	3,816,211
Suzano Papel e Celulose SA	1,690,145	15,435,479
UPM-Kymmene Corp.	1,025,900	37,083,964
		77,047,290
TOTAL PAPER & FOREST PRODUCTS		103,678,153
Pharmaceuticals - 0.2%
Pharmaceuticals - 0.2%
Bayer AG	69,600	4,332,248
TOTAL COMMON STOCKS (Cost $1,667,900,195)		1,961,911,996

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
Chemicals - 1.2%
Fertilizers & Agricultural Chemicals - 1.2%
Sociedad Quimica y Minera de Chile SA (PN-B) (Cost $16,638,048)	254,770	24,782,759

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	35,794,963	35,802,122
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	869,088	869,175
TOTAL MONEY MARKET FUNDS (Cost $36,671,297)		36,671,297

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $1,721,209,540)	2,023,366,052
NET OTHER ASSETS (LIABILITIES) - 0.6%	11,866,284
NET ASSETS - 100.0%	2,035,232,336

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	32,028,909	218,140,831	214,367,618	344,168	-	-	35,802,122	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	20,391,450	282,721,076	302,243,351	29,066	-	-	869,175	0.0%
Total	52,420,359	500,861,907	516,610,969	373,234	-	-	36,671,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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